Equity - Dividends paid (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity
Dividends paid	$ 6,038	$ 10,695
Ecopetrol S.A.
Equity
Dividends paid	4,847	8,784
Interconexion Electrica S.A. ESP
Equity
Dividends paid	612	1,249
Oleoducto Central S.A. - Ocensa
Equity
Dividends paid	366	433
Oleoducto de los Llanos Orientales S. A. - ODL
Equity
Dividends paid	96	110
Invercolsa S.A.
Equity
Dividends paid	109	95
Oleoducto de Colombia S.A. - ODC
Equity
Dividends paid	$ 8	$ 24